UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund

May 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.8%	Rate (%)	Date	Amount ($)	Value ($)
Colorado--3.1%
Colorado,
Revenue, TRAN (Education Loan
Program)	1.50	8/12/10	4,000,000	4,009,532
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)	0.58	6/7/10	2,610,000 a	2,610,000

Connecticut--1.9%
Connecticut Health and Educational
Facilities Authority, Revenue
(Covenant Retirement
Communities, Inc. Issue) (LOC;
ABN-AMRO)	0.24	6/7/10	2,000,000 a,b	2,000,000
Plainville,
GO Notes, BAN	1.50	10/28/10	2,000,000	2,006,411

Florida--6.3%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.34	6/7/10	2,835,000 a,c	2,835,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	5,000,000	5,031,547
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	0.37	6/7/10	1,240,000 a	1,240,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(LOC; Branch Banking and Trust

Co.)	0.29	6/7/10	4,500,000 a,b	4,500,000

Georgia--4.0%
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit
Locale)	0.45	6/7/10	4,570,000 a	4,570,000
Cobb County,
GO Notes, TAN	1.50	12/30/10	4,000,000	4,028,003

Illinois--.5%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	0.42	6/7/10	1,000,000 a,b	1,000,000

Indiana--3.1%
Indiana Educational Facilities
Authority, Revenue (Martin
University Project) (LOC; Key
Bank)	0.37	6/7/10	2,625,000 a	2,625,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.30	6/7/10	4,000,000 a,b,c	4,000,000

Iowa--4.5%
Guttenberg,
HR, BAN (Guttenberg Municipal
Hospial Project)	1.50	12/1/10	2,600,000 b	2,606,466
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.50	6/7/10	5,000,000 a	5,000,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/10	2,000,000	2,004,973

Kansas--.7%
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	0.42	6/7/10	1,500,000 a	1,500,000

Louisiana--3.6%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.43	6/7/10	2,800,000 a	2,800,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.29	6/7/10	5,000,000 a	5,000,000

Maryland--.7%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	0.54	6/7/10	1,545,000 a	1,545,000

Massachusetts--1.9%
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	1.15	6/1/10	3,000,000 a	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.28	6/1/10	1,100,000 a	1,100,000

Michigan--5.8%
Michigan,
GO Notes	2.00	9/30/10	5,000,000	5,024,262
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.28	6/11/10	5,000,000 b	5,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	0.48	6/7/10	2,430,000 a	2,430,000

Minnesota--3.8%
Robbinsdale,
Revenue, Refunding (North
Memorial Health Care) (LOC;
Wells Fargo Bank)	0.30	6/1/10	5,000,000 a,b	5,000,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.49	6/7/10	3,240,000 a	3,240,000

New Jersey--1.0%
East Brunswick Township,
GO Notes, BAN	2.50	4/27/11	2,190,000	2,227,996

New York--7.5%
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	4,000,000	4,037,519
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	6/7/10	4,000,000 a	4,000,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.16	6/7/10	5,000,000 a	5,000,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.39	6/15/10	3,000,000	3,000,000

North Carolina--4.8%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.29	6/7/10	4,000,000 a	4,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots

Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.28	6/7/10	6,200,000 a,b,c	6,200,000

Ohio--2.7%
Akron,
Street Improvement Special
Assessment Notes	3.50	10/1/10	1,000,000	1,002,440
Bellevue City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes	1.45	6/2/10	2,000,000	2,000,044
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wachovia Bank)	0.49	6/7/10	2,750,000 a	2,750,000

Oklahoma--3.5%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; Bank of the
West)	0.45	6/7/10	7,500,000 a	7,500,000

Pennsylvania--4.4%
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.31	6/7/10	2,000,000 a	2,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.31	6/7/10	1,200,000 a	1,200,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.29	6/7/10	1,257,000 a,b	1,257,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.44	6/7/10	5,000,000 a	5,000,000

South Carolina--4.7%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue, Refunding
(The Episcopal Church Home)
(Liquidity Facility; Wachovia
Bank)	0.27	6/7/10	5,170,000 a,b	5,170,000
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.32	6/7/10	4,975,000 a,b	4,975,000

Tennessee--15.6%
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.29	6/7/10	6,000,000 a	6,000,000
Jackson Energy Authority,
Gas System Revenue, Refunding
(LOC; FHLB)	0.26	6/7/10	4,340,000 a	4,340,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.33	6/7/10	4,300,000 a,b	4,300,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.26	6/7/10	6,700,000 a	6,700,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility

Districts Interim Loan Program)	1.25	3/1/11	2,000,000	2,008,226
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.31	6/7/10	2,785,000 a,c	2,785,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.31	6/7/10	5,930,000 a,c	5,930,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.30	6/8/10	1,500,000	1,500,000

Texas--6.3%
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.37	6/7/10	3,225,000 a	3,225,000
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
JPMorgan Chase Bank and
Northern Trust Co.)	0.30	6/1/10	5,220,000 a,b	5,220,000
Texas,
TRAN	2.50	8/31/10	5,000,000	5,025,563

Vermont--1.4%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Credit Agricole
NA)	0.50	7/15/10	3,000,000	3,000,000

Virginia--1.2%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.37	6/7/10	2,555,000 a	2,555,000

Washington--1.2%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.44	6/7/10	2,480,000 a	2,480,000

Wisconsin--6.6%
Manitowoc County,
Note Anticipation Notes	1.75	10/1/10	3,000,000 d	3,010,470
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	0.49	6/7/10	3,015,000 a	3,015,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.35	6/7/10	3,060,000 a,b	3,060,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.30	6/7/10	4,035,000 a	4,035,000
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/15/10	1,000,000	1,003,401

Total Investments (cost $216,218,853)			100.8%	216,218,853
Liabilities, Less Cash and Receivables			(.8%)	(1,612,854)
Net Assets			100.0%	214,605,999

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At May 31, 2010, the fund had $54,288,466 or 25.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities amounted to $21,750,000 or 10.1% of net assets.
d	Purchased on a delayed delivery basis.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment In Lieu Of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	216,218,853
Level 3 - Significant Unobservable Inputs	-
Total	216,218,853

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New Jersey Municipal Money Market Fund

May 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.1%	Rate (%)	Date	Amount ($)	Value ($)
Atlantic City Board of Education,
GO Notes, Refunding	5.75	12/1/10	360,000	368,466
Atlantic County,
GO Notes	1.50	10/1/10	200,000	200,531
Bergen County Improvement
Authority, County-Guaranteed
Revenue (County Administration
Complex)	2.75	11/15/10	125,000	126,108
Bergen County Improvement
Authority, Governmental Loan
Revenue (Bergen County
Guaranteed)	2.00	2/15/11	100,000	100,699
Berkeley Township,
GO Notes	3.00	1/15/11	315,000	319,203
Berlin Borough,
GO Notes	5.25	9/15/10	200,000	202,597
Bloomfield Township,
GO Notes, BAN	1.50	1/20/11	416,616	418,595
Bloomfield Township Parking
Authority, Parking Project Note	1.50	2/2/11	500,000	501,323
Camden County Improvement
Authority, County Guaranteed LR	4.13	9/1/10	100,000	100,850
Camden County Improvement
Authority, County Guaranteed
LR, Refunding	5.00	9/1/10	205,000	207,039
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/10	115,000	115,581
Cinnaminson Township Board of
Education, GO Notes, Refunding	3.00	8/1/10	100,000	100,332
Clinton,
GO Notes, BAN	1.00	8/27/10	747,000	747,371
Clinton Town Board of Education,
GO Notes, Refunding	3.00	8/15/10	100,000	100,406

Clinton Township,
GO Notes (General Improvement)	4.50	7/1/10	100,000	100,288
East Brunswick Township Board of
Education, GO Notes	4.00	5/15/11	100,000	102,839
East Rutherford Borough,
GO Notes (General Improvement)	2.00	11/1/10	500,000	502,814
East Windsor Township,
GO Notes (General Improvement)	2.00	7/1/10	475,000	475,508
Essex County,
GO Notes, Refunding	5.00	11/15/10	150,000	152,950
Evesham Township Board of
Education, GO Notes, Refunding	4.00	9/1/10	100,000	100,811
Fair Haven Borough,
GO Notes	3.00	3/1/11	100,000	101,721
Fair Haven Borough School
District, Temporary Notes	2.00	9/28/10	1,000,000	1,001,929
Gloucester County,
GO Notes (County College)	2.00	10/15/10	195,000	195,815
Hawthorne Borough,
GO Notes, BAN	2.00	10/8/10	560,000	561,391
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.75	9/3/10	2,400,000	2,405,195
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.75	9/22/10	2,000,000	2,005,215
Irvington Township,
GO Notes, Refunding, BAN	2.35	3/11/11	1,000,000	1,002,659
Lambertville,
GO Notes (General Improvement)	2.00	3/1/11	150,000	151,226
Lambertville,
GO Notes, BAN	1.50	5/4/11	307,000	308,684
Lenape Regional High School
District Board of Education,
GO Notes, Refunding	4.50	4/1/11	100,000	102,887
Leonia Board of Education,
GO Notes, BAN	1.00	7/29/10	1,000,000	1,000,413
Manchester Township,
GO Notes	4.13	3/1/11	325,000	332,903

Marlboro Township,
GO Notes, Refunding	1.25	12/1/10	600,000	601,795
Marlboro Township Board of
Education, GO Notes, Refunding	4.50	7/15/10	125,000	125,581
Mercer County Improvement
Authority, Revenue, Refunding
(County Courthouse Project)	3.00	11/1/10	500,000	504,888
Middle Township,
GO Notes, BAN	1.00	7/13/10	1,000,000	1,000,297
Middlesex County,
COP (Master Lease Agreement
with Civic Square IV
Redevelopment Associates, LLC)	5.00	8/1/10	225,000	226,518
Middlesex County Improvement
Authority, County-Guaranteed
Open Space Trust Fund Revenue,
Refunding	3.00	9/15/10	100,000	100,634
Middletown Township Board of
Education, GO Notes	4.00	8/1/10	185,000	186,034
Milford Borough,
GO Notes, BAN	1.50	10/14/10	800,000	802,198
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/10	100,000	101,079
Monmouth County Improvement
Authority, Revenue (Howell
Township Board of Education
Improvement Project)	3.60	7/15/10	125,000	125,445
Monmouth County Improvement
Authority, Revenue (Howell
Township Board of Education
Refunding Project)	2.00	7/15/10	115,000	115,173
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/10	350,000	350,538
New Jersey,
GO Notes, Refunding	5.25	7/15/10	295,000	296,589
New Jersey,
GO Notes, Refunding	5.00	8/1/10	150,000	151,099
New Jersey,
GO Notes, Refunding	6.00	2/15/11	100,000	103,717
New Jersey,

GO Notes, Refunding	6.00	2/15/11	200,000	207,364
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/10	245,000	250,831
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	0.93	6/7/10	370,000 a	370,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	0.85	6/7/10	375,000 a	375,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.44	6/7/10	1,110,000 a	1,110,000
New Jersey Economic Development
Authority, EDR (Ranney School
Project) (LOC; Banco Santander)	0.46	6/7/10	4,000,000 a	4,000,000
New Jersey Economic Development
Authority, EDR (The Center
School Project) (LOC; Bank of
America)	0.42	6/7/10	315,000 a	315,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.44	6/7/10	1,210,000 a	1,210,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.59	6/7/10	5,800,000 a	5,800,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.43	6/7/10	2,400,000 a	2,400,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/10	100,000	100,328
New Jersey Economic Development

Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank) 0.44		6/7/10	3,230,000 a	3,230,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank) 0.44		6/7/10	1,600,000 a	1,600,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.44	6/7/10	845,000 a	845,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA) 0.40		6/7/10	1,200,000 a	1,200,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA) 0.40		6/7/10	490,000 a	490,000
New Jersey Economic Development
Authority, Revenue (The
Baptist Home Society of New
Jersey Project) (LOC; Valley
National Bank)	0.45	6/7/10	3,180,000 a	3,180,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.52	6/7/10	655,000 a	655,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue 5.00		6/15/10	100,000	100,151
New Jersey Economic Development
Authority, School Facilities
Construction Revenue 5.25		6/15/10	940,000	941,527
New Jersey Economic Development
Authority, School Facilities
Construction Revenue 4.00		9/1/10	350,000	352,969
New Jersey Economic Development
Authority, School Facilities
Construction Revenue 4.00		12/15/10	150,000	152,486
New Jersey Economic Development

Authority, School Facilities
Construction Revenue	5.25	3/1/11	300,000	310,266
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/10	150,000	151,596
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.25	9/1/10	100,000	101,062
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	4.00	7/1/10	200,000	200,555
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.45	6/7/10	5,090,000 a	5,090,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	4.00	9/1/10	100,000	100,835
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.50	9/1/10	250,000	253,043
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.42	6/7/10	10,455,000 a	10,455,000
New Jersey Sports and Exposition
Authority, State Contract
Revenue, Refunding	3.00	9/1/10	700,000	703,763
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/10	150,000	150,250
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/10	200,000	200,340
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.50	6/15/10	135,000	135,306

New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.45	6/7/10	8,000,000 a	8,000,000
Newark,
GO Notes	4.00	7/15/10	175,000	175,576
Newark,
GO Notes, BAN (Water Utility)	1.25	6/17/10	1,487,000	1,487,302
North Brunswick Township Board of
Education, GO Notes, Refunding	3.00	7/15/10	135,000	135,379
North Wildwood,
GO Notes (General Improvement)	2.50	11/1/10	650,000	654,868
Nutley Township,
GO Notes (General Improvement)	4.85	8/15/10	100,000	100,838
Ocean County Utilities Authority,
Wastewater Revenue, Refunding	5.00	1/1/11	100,000	102,501
Old Bridge Township,
GO Notes, Refunding	2.25	6/1/10	510,000	510,000
Passaic County,
GO Notes, Refunding (County
College and General
Improvement)	1.75	9/1/10	365,000	365,684
Plainfield,
GO Notes, Refunding	3.00	9/15/10	635,000	638,614
Pohatcong Township,
GO Notes	3.00	5/1/11	350,000	356,679
Port Authority of New York and New
Jersey, Equipment Notes	0.43	6/7/10	1,745,000 a	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	0.43	6/7/10	1,615,000 a	1,615,000
Red Bank Borough Board of
Education, GO Notes, Refunding	3.50	5/1/11	100,000	102,452
River Edge Borough,
GO Notes (General Improvement)	2.00	11/15/10	245,000	246,505
Shore Regional High School
District Board of Education,
GO Notes	2.00	9/15/10	499,000	500,871
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue	1.25	10/1/10	130,000	130,259

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.34	6/7/10	275,000 a,b	275,000
Trenton,
GO Notes	3.00	7/15/10	100,000	100,253
Trenton,
GO Notes, Refunding	3.00	3/15/11	295,000 c	299,508
Upper Freehold Township,
GO Notes (General Improvement)	2.00	11/15/10	350,000	352,150
Ventnor City,
GO Notes, BAN	1.50	8/25/10	1,000,000	1,001,621
Wanaque Valley Regional Sewer
Authority, Temporary Financing
Notes	3.00	9/24/10	500,000	501,544
Warren Township Sewerage
Authority, Sewer System Revenue	3.00	12/1/10	100,000	101,119
Washington Township Board of
Education, GO Notes	4.75	1/1/11	185,000	189,448
Wayne Township,
GO Notes, Refunding	2.50	10/1/10	100,000	100,580
West Paterson Borough,
GO Notes, Refunding	3.25	8/1/10	200,000	200,899
West Windsor Township,
GO Notes (General Improvement)	4.00	11/15/10	100,000	101,474
Wildwood Crest Borough,
GO Notes	3.63	9/1/10	125,000	125,883
Wildwood Crest Borough,
GO Notes	3.00	11/1/10	650,000	655,408
Woodbridge Township,
GO Notes (General Improvement)	4.00	2/1/11	200,000	204,269
Woodbury Board of Education,
GO Notes	4.50	3/15/11	120,000	123,280
Woodcliff Lake,
GO Notes, BAN	1.50	9/23/10	700,000	701,736

Total Investments (cost $87,645,306)			100.1%	87,645,306

Liabilities, Less Cash and Receivables	(.1%)	(70,073)
Net Assets	100.0%	87,575,233

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, this security amounted to $275,000 or 0.3% of net assets.
c	Purchased on a delayed delivery basis.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	87,645,306
Level 3 - Significant Unobservable Inputs	-
Total	87,645,306

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.9%
Alabama State Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,329,651
Alaska--1.9%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000	705,268
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,790,000	4,872,963
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/27	4,645,000	5,003,501
Arizona--.9%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,173,680
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,972,349
Arkansas--.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,093,552
California--11.9%
Bay Area Toll Authority,
San Francisco Bay Area Toll

Bridge Revenue	5.25	4/1/27	2,000,000	2,186,100
Beaumont Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	4.75	9/1/33	7,065,000	6,107,551
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,352,710
California,
GO	5.25	10/1/16	295,000	298,157
California,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	9/1/10	105,000 a	106,323
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000	2,561,175
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000	7,143,808
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,289,290
California Educational Facilities
Authority, Revenue (Pomona
College)	0.00	7/1/30	3,005,000 b	1,107,132
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,002,880
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000	1,960,483
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000 b	877,998
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000 b	1,005,331
Glendora Unified School District,
GO (Insured; National Public

Finance Guarantee Corp.)	0.00	8/1/27	2,000,000 b	726,980
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,770,000	2,506,296
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	7,775,000	6,189,133
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000	2,794,100
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000	3,869,845
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/22	1,160,000	1,223,382
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000 b	594,540
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000 b	1,521,604
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/28	4,000,000 b	1,382,920
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000	2,112,980
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000	2,113,340
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000	3,538,038
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000	1,546,667
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal

Corp.)	0.00	9/1/21	1,615,000 b	873,602
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000	2,278,420
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000	1,780,426
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000	801,944
Colorado--2.0%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	518,560
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	591,018
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,192,760
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,333,164
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	1,964,716
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,003,680
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,016,140
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	6/15/11	7,300,000 a,b	2,884,084
Delaware--1.1%
Delaware Economic Development
Authority, PCR (Delmarva Power

and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,071,150
Delaware Housing Authority,
Revenue	5.15	7/1/17	370,000	377,570
Delaware Housing Authority,
Revenue	5.40	7/1/24	535,000	552,569
District of Columbia--.4%
Metropolitan Washington Airports
Authority, Dulles Toll Road
First Senior Lien Revenue
(Dulles Metrorail and Capital
Improvement Projects)	5.00	10/1/39	1,000,000	1,040,830
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,070,830
Florida--6.5%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	4,100,000	4,130,709
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/17	2,000,000	2,024,780
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,091,640
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,547,390
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,720,345
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities

Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,780,702
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,912,656
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	2,500,000	2,587,650
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,324,788
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,013,670
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/28	6,800,000	7,301,908
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000	2,712,303
University of Central Florida,
COP (UCF Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,837,665
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,644,774
Georgia--2.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,809,970
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000	1,049,220
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,353,984
Carrollton Payroll Development

Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,254,625
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000	2,124,100
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000	1,281,441
Hawaii--1.0%
Hawaii,
Airports System Revenue	5.25	7/1/26	5,000,000	5,347,350
Idaho--2.1%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000 a	5,434
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,381,648
Caldwell,
Parity Lien Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.75	9/1/11	2,625,000 a	2,794,575
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,786,425
Illinois--3.5%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,680,625
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty

Municipal Corp.)	5.10	3/1/28	3,500,000	3,658,305
Illinois,
GO	5.00	1/1/24	2,500,000	2,640,300
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	784,612
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	526,370
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/28	1,000,000	1,048,210
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,839,040
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,265,620
Kentucky--.7%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,391,415
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000 c	2,511,300
Louisiana--1.2%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	731,691
New Orleans Aviation Board,
Revenue (Insured; Assured

Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,277,420
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	3,465,000	3,464,688
Maine--.8%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,290,000	4,312,008
Maryland--1.4%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,400,130
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,075,000	1,075,720
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,918,553
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,024,450
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,423,373
Massachusetts--1.4%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,288,650
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000	2,313,373
Michigan--13.9%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	1,000,000	1,010,540

Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000 b	7,267,120
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000 b	698,579
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000	1,758,855
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000	1,208,470
Detroit,
Water Supply System Revenue
(Insured; FGIC) (Prerefunded)	5.75	7/1/11	4,000,000 a	4,252,800
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,024,368
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	956,764
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,152,730
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000	2,255,377
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	1,555,000	1,572,525
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,808,946
Grand Rapids,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000	1,055,690
Grand Valley State University,
Revenue (Insured; FGIC)
(Prerefunded)	5.25	12/1/10	3,000,000 a	3,075,750

Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000 b	4,556,095
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/16	685,000	752,116
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000	3,526,740
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000	4,827,298
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	1,869,360
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	4,250,000	4,077,068
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	1,475,000	1,501,226
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC) (Prerefunded)	6.00	12/1/10	25,000 a	25,905
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,595,947
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	706,986
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000	2,001,000
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities

Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,254,988
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	6,000,000	4,941,840
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,349,980
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12	3,170,000 a	3,548,657
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,635,952
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000	1,706,040
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,139,490
Wayne State University Board of
Governors, General Revenue
(Insured; AMBAC)	5.00	11/15/36	1,000,000	1,029,450
Wayne State University Board of
Governors, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/30	2,000,000	2,094,080
Mississippi--.2%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,375,845
Missouri--.5%
Missouri Housing Development
Commission, MFHR

(Collateralized; FHA)	4.85	12/1/11	150,000	157,662
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	435,000	446,232
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	580,000	592,905
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,344,240
Nebraska--.4%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,468,586
Nevada--1.4%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,865,000	2,981,663
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	5,041,500
New Hampshire--.4%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	773,323
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,193,177
New Jersey--.8%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	79,648
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	220,829
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds	5.00	6/1/29	5,000,000	4,112,450
New York--1.2%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,699,900
New York City,
GO	5.00	8/1/28	1,000,000	1,076,110
North Carolina--9.5%
Appalachian State University,
Housing and Student Center
System Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.60	7/15/10	1,000,000 a	1,016,780
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14	2,000,000	2,105,240
Charlotte,
GO	5.00	7/1/21	1,525,000	1,590,285
Charlotte,
GO	5.00	7/1/22	2,110,000	2,195,096
Charlotte,
Water and Sewer System Revenue	5.00	7/1/34	2,000,000	2,158,240
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.00	1/15/39	1,000,000	1,016,430
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,960,767
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000	1,138,970
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,060,610
Monroe,
COP (Installment Financing
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	3/1/39	1,000,000	1,056,080
New Hanover County,
GO Public Improvement Bonds
(Prerefunded)	5.75	11/1/10	1,700,000 a	1,773,542

North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/28	2,205,000	2,411,498
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (Wake
Forest University)	5.00	1/1/38	1,000,000	1,061,240
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)	5.00	10/1/38	1,005,000	1,064,195
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)
(Prerefunded)	5.13	10/1/12	1,000,000 a	1,101,480
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	6,000,000	6,307,620
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,172,850
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	770,500
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,177,824
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	1,750,000	1,947,505
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	1,000,000 a	1,031,020
North Carolina Medical Care
Commission, HR (NorthEast

Medical Center Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	2,000,000 a	2,062,040
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,017,240
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000 b	2,317,034
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	925,600
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000 a	1,170,840
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	3,069,560
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/30	1,000,000	1,035,980
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000	1,096,890
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/25	1,250,000	1,305,100
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,058,260
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000	1,248,179

University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000	1,052,540
Ohio--1.9%
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000	3,342,801
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,181,280
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,118,540
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series) (Prerefunded)	4.75	6/1/12	1,455,000 a	1,574,499
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,585,000	2,244,219
Oklahoma--.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,177,642
Oregon--.6%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,651,790
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,627,575
Pennsylvania--5.1%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,863,100
Coatesville Area School District,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,533,640
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000	1,667,440
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,763,120
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,016,890
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,506,135
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,811,550
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000	2,541,826
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,217,220
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000	3,795,820
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,414,695
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	284,610

Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	730,000 a	798,700
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,503,575
Texas--8.2%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,579,889
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,268,127
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000	2,127,646
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,445,790
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000 b	65,803
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000	447,428
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,083,830
Houston,
Tax and Revenue Certificates
of Obligation (Prerefunded)	5.63	3/1/11	300,000 a	311,685
Laredo Independent School District

Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000	531,893
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	749,716
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	1,005,260
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000 b	1,376,160
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000 b	2,951,002
Lower Colorado River Authority,
Transmission Contract and
Improvement Revenue (Lower
Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/30	2,500,000	2,626,075
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000	1,013,089
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	993,310
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,373,905
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,200,430

Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000 b	431,460
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000 b	1,903,426
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000	1,424,434
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000	5,354,800
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000	3,230,760
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,081,244
Plano Independent School District,
School Building Unlimited Tax
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/28	5,090,000	5,532,016
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000	309,805
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000 b	1,762,811
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,236,378
Texas National Research Laboratory
Commission Financing

Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	365,000	398,262
Virginia--6.3%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,558,996
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	1,006,870
Bristol,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/15/20	2,185,000	2,247,906
Capital Region Airport Commission,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/31	1,000,000	1,045,980
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	900,000	910,431
Chesapeake,
GO Public Improvement Bonds	5.50	12/1/17	1,750,000	1,881,233
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000	1,182,440
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000	1,078,300
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,749,450
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles

Town Center Project)	6.25	3/1/26	2,825,000	2,712,678
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)
(Prerefunded)	5.25	6/1/11	1,120,000 a	1,174,622
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000	1,284,036
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,209,220
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	1,114,400
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	337,465
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington)	5.50	10/1/33	1,000,000	1,014,160
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	2,900,000	3,244,839
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21	2,500,000	2,585,600
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000 a	1,178,360
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000	749,832

Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000 a	251,105
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,500,000	1,630,590
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000	1,067,280
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.00	10/1/29	1,000,000	1,093,650
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000	2,291,420
Washington--2.1%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	1,000,000	1,078,770
Washington,
GO (Various Purpose)	5.00	2/1/28	3,155,000	3,457,628
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,453,978
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000	3,795,225
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,067,670
Wisconsin--.6%
Milwaukee Housing Authority,

MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,064,020
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,188,180
U.S. Related--5.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	7/1/10	1,500,000 a	1,507,740
Government of Guam,
GO	6.75	11/15/29	500,000	535,335
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,000,000	2,021,220
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,000,000	1,061,040
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,407,813
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	2,360,000	2,410,740
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,250,000	3,339,473
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	2,024,920
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000 a	1,169,070
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000	1,058,190
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000	1,907,490
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	5.38	8/1/39	1,000,000	1,038,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000	8,528,414
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000	1,132,820
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note) (Prerefunded)	6.50	10/1/10	3,000,000 a	3,090,810
Total Long-Term Municipal Investments
(cost $534,775,082)				555,689,662
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.0%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)
(cost $200,000)	0.27	6/1/10	200,000 [d]	200,000
Total Investments (cost $534,975,082)			99.0%	555,889,662
Cash and Receivables (Net)			1.0%	5,755,373
Net Assets			100.0%	561,645,035

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $534,975,082. Net unrealized appreciation on investments was $20,914,580 of which $28,266,567 related to appreciated investment securities and $7,351,987 related to depreciated investment securities.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	555,889,662	-	555,889,662

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds.

One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000	2,198,525
Alaska--.6%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,421,420
Arizona--5.6%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,375,990
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,219,883
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,677,020
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	1,150,000	1,174,553
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.25	9/1/30	2,800,000	2,765,392
California--8.3%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,265,900

California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000	1,506,000
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	985,000	903,304
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	3,300,000	2,926,341
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000	1,110,290
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,250,000	4,975,187
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,000,000	1,466,540
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000	2,142,940
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000 a	568,488
Colorado--1.3%
Colorado Educational and Cultural
Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High
School Project)	5.50	6/1/37	2,000,000 b,c	1,191,860
Colorado Health Facilities
Authority, Revenue (Christian

Living Communities Project)	5.75	1/1/37	1,800,000	1,582,848
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	165,000	167,614
Connecticut--1.3%
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project)	6.15	4/1/35	1,200,000	1,203,780
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000	1,735,833
Delaware--.5%
Delaware Economic Development
Authority, Gas Facilities
Revenue (Delmarva Power and
Light Company Project)	5.40	2/1/31	1,000,000	1,026,700
District of Columbia--2.1%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	1,995,000	2,122,441
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	1,095,000	1,164,357
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds 0.00		6/15/46	11,560,000 a	413,039
Metropolitan Washington Airports
Authority, Dulles Toll Road
Second Senior Lien Revenue
(Dulles Metrorail and Capital
Improvements Projects)	0.00	10/1/37	4,000,000 a	688,520
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair

International Corporation)	10.13	9/1/11	220,000	218,308
Florida--.9%
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000 b	1,999,320
Georgia--3.3%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000	1,647,045
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	4,000,000	4,033,080
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,610,000	1,619,918
Hawaii--.5%
Hawaii,
Airports System Revenue	5.25	7/1/28	1,000,000	1,057,760
Idaho--1.8%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	4,000,000	4,027,800
Illinois--5.4%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	330,000	345,800
Harvey,
GO	5.63	12/1/32	4,000,000	3,816,040
Illinois Finance Authority,
MFHR (DeKalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	2,207,067
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000	2,758,560
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline
Supportive Living Facility
Project)	6.00	12/1/41	1,000,000	778,540
Will Kankakee Regional Development

Authority, MFHR (Senior
Estates Supportive Living
Project)	7.00	12/1/42	2,000,000	1,794,740
Indiana--1.0%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,000,000	2,167,440
Iowa--.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000	842,400
Kansas--1.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	670,000	694,046
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	1,815,000	1,917,257
Kentucky--1.6%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,093,251
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000 d	2,511,300
Louisiana--5.7%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	2,952,079
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	4,138,680
Louisiana Public Facilities
Authority, Revenue (SUSLA

Facilities, Inc. Project)	5.75	7/1/39	4,000,000 c	2,883,080
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000	2,530,152
Maryland--2.7%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,024,450
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	3,000,000	3,445,140
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,450,792
Massachusetts--.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,579,839
Michigan--6.2%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,692,683
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,812,705
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,828,620
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,985,000	3,629,737
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,394,680
Wayne County Airport Authority,
Airport Revenue (Detroit

Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,500,000	2,207,400
Mississippi--1.4%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	1,500,000	1,503,885
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	1,590,000	1,665,318
Missouri--1.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	2,500,000	2,525,400
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	345,000	366,852
Nevada--1.3%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,832,930
New Hampshire--.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,666,129
New Jersey--3.2%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	873,410
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	3,070,000	3,072,088
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,513,096
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds	5.00	6/1/29	1,700,000	1,398,233
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 a	177,120
New Mexico--2.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	1,000,000	1,000,800
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	3,200,000 d	3,214,144
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	625,000	670,981
New York--2.5%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,513,785
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	3,907,640
North Carolina--.5%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	1,002,870
Ohio--1.0%
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,000,000	1,073,910
Ohio Air Quality Development
Authority, PCR (FirstEnergy
Generation Corporation Project)	5.63	6/1/18	1,000,000	1,085,160

Oklahoma--.7%
Oklahoma Development Finance
Authority, SWDR (Waste
Management of Oklahoma, Inc.
Project)	7.00	12/1/10	1,500,000	1,524,615
Oregon--.5%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000	1,012,720
Other State--.5%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000 c	1,126,560
Pennsylvania--4.8%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	4,407,800
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000	1,749,640
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,056,030
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	1,500,000	1,513,275
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000	1,813,740
Rhode Island--.9%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement

Asset-Backed Bonds	6.13	6/1/32	2,000,000	1,940,120
Tennessee--3.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	1,500,000	1,447,590
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,100,000	2,131,605
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(Campus Development Foundation
Inc. Phase 1, LLC Project)	5.00	10/1/25	425,000	399,780
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(Campus Development Foundation
Inc. Phase 1, LLC Project)	6.00	10/1/35	2,800,000	2,581,376
Texas--9.0%
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	1,000,000 c	621,820
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	2,500,000	1,108,550
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	1,000,000	1,002,310
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,006,190
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	3,900,000	3,575,754
Dallas-Fort Worth International
Airport Facility Improvement

Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	1,000,320
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,337,502
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc.
Project)	5.20	4/1/18	1,500,000	1,506,315
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,265,381
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,958,297
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,048,220
Virginia--1.6%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	3,000,000	3,452,850
Washington--2.3%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,585,000	1,304,249
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,150,950
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,455,625
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,057,000
West Virginia--2.0%

The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000	1,958,320
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,405,000	1,380,876
West Virginia Economic Development
Authority, Solid Waste Disposal
Facilities Revenue
(Appalachian Power Company -
Amos Project)	5.38	12/1/38	1,000,000	1,003,580
Wisconsin--.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/27	1,920,000 e	2,049,293
Wyoming--.4%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000	980,310
U.S. Related--7.0%
Government of Guam,
GO	6.75	11/15/29	1,500,000	1,606,005
Government of Guam,
LOR (Section 30)	5.38	12/1/24	1,500,000	1,536,450
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	2,000,000	2,122,080
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	2,024,920
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	3,174,570
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,038,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	6.00	8/1/42	2,000,000	2,170,080
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien/Capital
Projects)	5.00	10/1/29	1,205,000	1,220,183
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Cruzan Project)	6.00	10/1/39	500,000	523,985
Total Long-Term Municipal Investments
(cost $225,488,907)				218,503,581
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.2%	Rate (%)	Date	Amount ($)	Value ($)
California;
California Infrastructure and
Economic Development Bank,
Revenue (Asian Art Museum
Foundation of San Francisco)
(Insured; National Public
Finance Guarantee Corp. and
Liquidity Facility; JPMorgan
Chase Bank)
(cost $500,000)	0.25	6/1/10	500,000 [f]	500,000
Total Investments (cost $225,988,907)			100.1%	219,003,581
Liabilities, Less Cash and Receivables			(.1%)	(302,020)
Net Assets			100.0%	218,701,561

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Non-income producing--security in default.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $5,823,320 or 2.7% of net assets.

d	Purchased on a delayed delivery basis.
e

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $225,988,907. Net unrealized depreciation on investments was $6,985,326 of which $9,846,717 related to appreciated investment securities and $16,832,043 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue

PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	219,003,581	-	219,003,581

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)